PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Member]
PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) [Line Items]
Depreciation and amortization expense	¥ 9,992	¥ 18,767	¥ 25,137